Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Investments in tax credits and CRA partnerships	$ 1,024,382	$ 808,425
Accounts receivable	387,271	445,146
ROU assets	366,873	429,454
Deferred tax assets	342,874	473,817
Accrued interest receivable	250,262	254,629
FRB and FHLB Stock	200,786	164,374
Derivative asset positions	83,960	83,895
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Prepaid expense	51,174	46,917
Taxes receivable	41,938	13,561
Other real estate	22,306	385
Other investments	17,980	14,831
Trading securities, at fair value	15,401	9,713
Miscellaneous other assets	43,126	47,888
Total other assets	$ 2,923,325	$ 2,856,406